PRIVATE PLACEMENT (Details Narrative) - USD ($)		12 Months Ended
	Nov. 16, 2021	Dec. 31, 2023	Oct. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Price per share			$ 7.0265
Lamf Global Ventures Corp I [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance and sale of private placement units (in Shares)		25,300,000
Private Placement [Member] | Lamf Global Ventures Corp I [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance and sale of private placement units (in Shares)	1,106,000
Price per share	$ 10.00
Gross proceeds of private placement (in Dollars)	$ 11,060,000
Warrant price per share	$ 11.50